Note 2 - Basis of preparation of consolidated interim financial statements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes To Financial Statements [Abstract]
Basis of preparation of consolidated interim financial statements
2.	Basis of preparation of consolidated interim financial statements

These interim condensed consolidated financial statements for the interim reporting period ended June 30, 2022, have been prepared in accordance with accounting standard IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”).

The interim condensed consolidated financial statements do not include all the notes of the type normally included in annual financial statements. Accordingly, these interim condensed consolidated financial statements are to be read in conjunction with the annual financial statements for the year ended December 31, 2021. The consolidated balance sheet as of December 31, 2021 was derived from audited financial statements although certain amounts have been reclassified to conform to the 2022 presentation. In relation to corrections of immaterial errors in previously issued financial statements we refer to section 3. The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period except of the reclassification mentioned above. The Group did not have to change its accounting policies or make retrospective adjustments as a result of adopting new standards.

All figures shown are rounded, so minor discrepancies may arise from addition of these amounts.

2.	Basis of preparation

The consolidated financial statements of Sono Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), and are presented in euro, which is also the Group’s functional currency. Unless otherwise stated, all amounts are presented in thousands of euros (“kEUR”).

The consolidated financial statements as of December 31, 2021, have been authorized by the management board for presentation to the shareholders on April 19, 2022.

In 2020, Sono Group completed a legal reorganization. The reorganization was applied fully retroactively, so that the accounts reflect the respective carrying values. The earnings per share calculation has been adjusted as well for 2019. In 2021, Sono Group successfully completed an IPO. To prepare for the IPO, Sono Group issued bonus shares to existing shareholders. The earnings per share calculation has been adjusted to reflect the issue of bonus shares. The consolidated statement of changes in equity has not been adjusted for these two events but represents the legal status as of every balance sheet date.

These consolidated financial statements are prepared on a historical cost basis under the going concern assumption which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary if the Group is unable to continue as a going concern. In accordance with IAS 1.25, management identified material uncertainties related to events or conditions regarding Sono Group’s financing that raise substantial doubt upon its ability to continue as a going concern. For further details, we refer to note 4.13.1 Going concern.

The significant accounting policies adopted in the preparation of these consolidated financial statements are described below. These accounting policies have been consistently applied to all years presented.

The preparation of consolidated financial statements requires the use of certain accounting estimates. The areas that require a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed below.

All figures shown are rounded, so minor discrepancies may arise from addition of these amounts.

The statements of income or loss were prepared using the cost of sales method.

Standards issued but not yet effective

Certain new accounting standards and interpretations have been published that are not mandatory for the consolidated financial statements as of December 31, 2021, and have not been early adopted by Sono Group. These standards are not expected to have a material impact on Sono Group’s consolidated financial statements in the current or future reporting periods and on foreseeable future transactions.

Mandatory for fiscal years beginning on or after
Improvements to IFRSs 2018–2020	January 1, 2022
IFRS 3 (Amendment) Reference to the Conceptual Framework	January 1, 2022
IAS 16 (Amendment) Proceeds before Intended Use	January 1, 2022
IAS 37 (Amendment) Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
IFRS 17 Insurance Contracts (including Amendments)	January 1, 2023
IAS 1 (Amendment I) Classification of Liabilities as Current or Non-current and Deferral of Effective Date	January 1, 2023
IAS 1 (Amendment II) Disclosure of Accounting policies	January 1, 2023
IAS 8 (Amendment) Definition of Accounting Estimates	January 1, 2023
IAS 12 (Amendment) Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
IFRS 17 (Amendment) Initial Application of IFRS 17 and IFRS 9 – Comparative Information	January 1, 2023

Standards adopted in 2021

Certain new accounting standards and interpretations have been adopted and their application is mandatory for the first time in preparing the consolidated financial statements as of December 31, 2021. These standards did not have a material impact on Sono Group’s consolidated financial statements.

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (Interest Rate Benchmark Reform Phase 2) provide temporary reliefs which address the financial reporting effects that arise when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include practical expedients with regards to the application of hedge accounting as well as new disclosure requirements. The Group is neither exposed to a direct risk from changes in alternative benchmark interest rates nor subject to changes in the valuation methodology or discount rates (indirect risk) as of December 31, 2021. Therefore, these amendments have no impact on the consolidated financial statements of the Group.